Organization, Basis of Presentation and Summary of Significant Accounting Policies - Public and Private Warrants (Details)	1 Months Ended
	Jan. 31, 2020 $ / shares $ / unit $ / warrant shares	Sep. 30, 2021 shares	Jan. 21, 2021 shares
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)			10,624,987
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)			5,250,000
Common Class A
Class of Warrant or Right [Line Items]
Number of common shares issued		100,367,478
Gores Holdings IV, Inc. | Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share) | $ / shares	$ 11.50
Gores Holdings IV, Inc. | Private Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share) | $ / shares	$ 11.50
Number of warrants outstanding (in shares)	5,250,000
Purchase price of warrants (in usd per warrant) | $ / warrant	2.00
Gores Holdings IV, Inc. | Common Class A | Public Warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant	1
Gores Holdings IV, Inc. | IPO
Class of Warrant or Right [Line Items]
Number of units issued during period (in shares)	42,500,000
Number of warrants issued (in shares)	0.25
Unit price (in usd per unit) | $ / unit	10.00
Gores Holdings IV, Inc. | IPO | Common Class A
Class of Warrant or Right [Line Items]
Number of common shares issued	1